Supplemental Cash Flow Information - Summary of Reconciliation of Liabilities Arising from Financing Activities (Details) - Long-term borrowings [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accretion of bond discount
Long-term debt, opening balance	$ 919	$ 1,027
Net repayment of long-term debt	(233)	(122)
The effect of changes in foreign exchange rates	(1)	(1)
Amortization of deferred transaction costs	13	11
Accretion of Notes discount	12	8
Deferred transaction costs	(2)	(4)
Long-term debt, closing balance	$ 708	$ 919